Other Current and Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Other Current and Non-current Assets
Schedule of Other current and non current assets

Other current and non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2023	December 31, 2022
Straight-lining of revenue	$39,375	$22,007
Marketable securities	74,600	—
Claims receivable	12,198	15,169
Vessel held for sale	—	3,297
Other assets	8,619	7,332
Total current assets	$134,792	$47,805
Straight-lining of revenue	$79,397	$83,873
Other non-current assets	6,776	6,050
Total non-current assets	$86,173	$89,923